PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
7. PROPERTY AND EQUIPMENT, NET
Property and equipment, net, are recorded at historical cost and consist of the following at December 31:

	2021	2020
Laboratory equipment	$989	$572
Research devices	1,422	486
Sales and marketing devices	669	—
Computer equipment	575	385
Construction in progress	341	613
Tooling	302	270
Trade show assets	293	—
Leased devices	396	127
Other	176	167

	5,163	2,620
Less: Accumulated depreciation and amortization	(1,410)	(716)

Property and equipment, net	$3,753	$1,904

Depreciation and amortization expense amounted to $726 and $289 for the years ended December 31, 2021 and 2020, respectively.